Derivative financial instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Derivative financial instruments
13. Derivative financial instruments
The Group enters into certain derivative contracts in the course of its risk management activities, primarily to hedge the interest rate risk on its bank debt and the currency risk on sales made in currencies other than the Euro. The Company only enters into these contracts for hedging purposes as the Group’s financial management policy does not permit trading in financial instruments for speculative purposes. Derivative financial instruments meeting the hedge requirements of IFRS 9 are accounted for using hedge accounting. Changes in the fair value of derivative financial instruments not qualifying for hedge accounting are recognized in profit or loss in the relevant reporting period. The interest rate and currency derivatives used by the Company are over the counter (OTC) instruments, meaning those negotiated bilaterally with market counterparties, and the determination of their current value is based on valuation techniques that use input parameters (such as interest rate curves, foreign exchange rates, etc.) observable on the market (level 2 of the fair value hierarchy defined in IFRS 13 — Fair Value Measurement).
Derivatives are measured at fair value each reporting date by taking as a reference the applicable foreign currency exchange rates or the interest rates and yield curves observable at commonly quoted intervals.
At the reporting date, the Group had outstanding hedges as detailed in the tables below:

	At June 30, 2022			At December 31, 2021
(€ thousands)	Notional Amount	Positive Fair Value	Negative Fair Value	Notional Amount	Positive Fair Value	Negative Fair Value
Foreign currency exchange risk
Forward contracts	577,719	6,445	(20,834)	550,734	1,786	(11,726)
Deal-Contingent Option	—	—	—	109,244	—	—
Interest rate risk
Interest rate swaps	321,826	4,690	(649)	323,816	—	(2,412)
Total derivatives – Hedging	899,545	11,135	(21,483)	983,794	1,786	(14,138)
Total derivatives instruments - Asset/(Liabilities)	899,545	11,135	(21,483)	983,794	1,786	(14,138)
Derivative financial instruments
The Group enters into certain derivative contracts in the course of its risk management activities, primarily to hedge the interest rate risk on its bank debt and the currency risk on sales made in currencies other than the Euro. The Company only enters into these contracts for hedging purposes as the Group’s financial management policy does not permit trading in financial instruments for speculative purposes. Derivative financial instruments meeting the hedge requirements of IFRS 9 are accounted for using hedge accounting. Changes in the fair value of derivative financial instruments not qualifying for hedge accounting are recognized in profit or loss in the relevant reporting period. The interest rate and currency derivatives used by the Company are over the counter (OTC) instruments, meaning those negotiated bilaterally with market counterparties, and the determination of their current value is based on valuation techniques that use input parameters (such as interest rate curves, foreign exchange rates, etc.) observable on the market (level 2 of the fair value hierarchy defined in IFRS 13).
Derivatives are measured at fair value each reporting date by taking as a reference the applicable foreign currency exchange rates or the interest rates and yield curves observable at commonly quoted intervals.
At the reporting date, the Group had outstanding hedges as detailed in the tables below:

(Euro thousands)	At December 31, 2021			At December 31, 2020
	Notional Amount	Positive Fair Value	Negative Fair Value	Notional Amount	Positive Fair Value	Negative Fair Value
Foreign currency exchange risk
Forward contracts	550,734	1,786	(11,726)	347,679	11,848	(4,918)
Deal-Contingent Option	109,244	—	—	—	—	—
Interest rate risk
Interest rate swaps	323,816	—	(2,412)	274,336	—	(5,515)
Total derivatives – Hedging	983,794	1,786	(14,138)	622,015	11,848	(10,433)
Elah Dufour Option	—	—	—	—	—	(2,759)
Total trading derivatives	—	—	—	—	—	(2,759)
Total derivatives instruments - Asset/(Liabilities)	983,794	1,786	(14,138)	622,015	11,848	(13,192)
Hedging derivatives
All contracts in place at the reporting date were entered into with major financial institutions, and no counterparties are expected to default. A liquidity analysis of the derivative contract maturities is provided in the financial risks section of these notes.
The cash flows resulting from the Group’s international activities are exposed to exchange rate volatility. In order to hedge this risk, the Group enters into forward sale and purchase agreements, so as to guarantee the value of identified cash flows in Euro (or in other currencies used locally). The projected future cash flows mainly relate to the collection of trade receivables, the settlement of trade payables and financial cash flows. The notional amount of foreign exchange forward contracts to hedge projected future cash flows are detailed as follows:

(Euro thousands)	For the years ended December 31,
	2021	2020
USD	194,097	144,569
CHF	4,792	24,810
CNY	191,936	20,318
GBP	25,012	19,226
HKD	46,883	12,613
JPY	51,075	52,407
Other	36,939	73,736
Total notional amount	550,734	347,679
The Deal-Contingent Option refers to a deal-contingent option acquired by Zegna on November 3, 2021 in connection with the Business Combination. Under the agreement Zegna had the right, but not the obligation, to exchange $130 million for Euros at an exchange rate of $1.19 per Euro, contingent on the closing of the Business Combination. The Deal-Contingent Option was set to expire on January 14, 2022 and was entered into in order to hedge currency risk for the distribution of Euros by locking in the strike exchange rate of $1.19 per Euro. Zegna paid a premium to acquire the option because the closing occurred; however, because the Deal-Contingent Option was out of the money on the closing date of the Business Combination, the option was not exercised and expired.
The key features of the interest rate swap (IRS) agreements are summarized as follows:

(Euro thousands, except percentages)			Notional amount at December 31,		Fair value at December 31,
Contract	Maturity date	Fixed interest rate	2021	2020	2021	2020
IRS 1	2/17/2021	0.47%	—	80,000	—	(1,031)
IRS 2	1/27/2023	0.27%	20,000	20,000	(192)	(366)
IRS 3	2/8/2023	0.17%	20,000	20,000	(144)	(309)
IRS 4	4/27/2023	0.26%	50,000	50,000	(523)	(988)
IRS 5	8/3/2023	0.28%	40,000	40,000	(483)	(898)
IRS 6	11/17/2023	0.34%	60,000	60,000	(801)	(1,549)
IRS 7	4/15/2024	(0.24%)	80,000	—	(109)	—
IRS 8	12/20/2024	0.01%	50,000	—	72	—
IRS 9	7/29/2027	0.80%	1,996	2,334	(57)	(108)
IRS 10	12/18/2031	1.94%	1,820	2,002	(175)	(266)
Total			323,816	274,336	(2,412)	(5,515)
Elah Dufour Option
The Elah Dufour Option represented a purchase agreement of the investment held in Elah Dufour S.p.A. that was disposed of in 2021 as part of the Disposition. The option provided for a cross-linked put-call option, which allowed the Group to acquire up to 5% of the share capital of Elah Dufour from certain shareholders of Elah Dufour, and such shareholders to sell their shares up to a maximum of 5% of the share capital of Elah Dufour. On August 3, 2021 the contractual counterparties communicated to Zegna that other shareholders of Elah Dufour had elected to exercise their pre-emption right over such 5% of the share capital of Elah Dufour S.p.A. As a result, the Elah Dufour Option lapsed and the related derivative financial instrument liability of Euro 2,759 thousand was extinguished with the recognition of financial income for the same amount.